Michael A. Littman
                                 Attorney at Law
                                7609 Ralston Road
                                Arvada, CO 80002
                                 (303) 422-8127
                               Fax (303) 431-1567


                                January 15, 2009

VIA EDGAR

Securities and Exchange Commission
Attn:    Gopal Dharia
Division of Corporation Finance
Mail Stop 3720
Washington, D.C.  20549

Re:      Qlinks America, Inc.
         Item 4.01 of Form 8-K
         Filed on October 28, 2008
         File No. 0-50162

Dear Mr. Dharia:

         We have received your correspondence dated December 3, 2008, regarding the Current Report on Form 8-K filed on October 28, 2008 for Qlinks America, Inc.

         In connection with the amended current report on Form 8-K, filed with the Securities and Exchange Commission on November 25, 2008, we attach for your review the requested correspondence on page 2 of your correspondence on December 3, 2008.

         If you have any questions, please let me know. Thank you for your attention to this matter.

                                                              Sincerely,



                                                              Michael A. Littman

MAL:kjk